Fees Summary	Jan. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 495,430,000.00
Previously Paid Amount	0.00
Total Fee Amount	68,418.88
Total Offset Amount	0.00
Net Fee	68,418.88
Narrative - Max Aggregate Offering Price	$ 495,430,000.00
Final Prospectus	true